UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren         Greenwich, Connecticut   February 13,2004
       ------------------------   --------------------------  ---------------
             [Signature]                 [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             48
                                               -------------

Form 13F Information Table Value Total:         94,032
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                           FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-----------------------------------------------------------------------------------------------------------------------------------
Aclara Biosciences Inc            Common Stock   00461P106   1,768   484,300  SH       sole                484,300
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Sys      Common Stock   00757T101     207     4,500  SH       sole                  4,500
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   2,286    37,000  SH       sole                 37,000
-----------------------------------------------------------------------------------------------------------------------------------
Applera Corp                      Common Stock   038020202     696    50,000  SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals Inc         Common Stock   04033A100     596    80,000  SH       sole                 80,000
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc                   Common Stock   09062X103   1,285    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   1,840    38,000  SH       sole                 38,000
-----------------------------------------------------------------------------------------------------------------------------------
Elan Plc                          ADR            284131208   1,292   187,500  SH       sole                187,500
-----------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals Inc      Common Stock   29256X107   1,208   135,000  SH       sole                135,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  24,469   261,500  SH       sole                261,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   3687119AQ     300       524  SH CALL  sole                    524
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   3687119AR     400       836  SH CALL  sole                    836
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp                      Common Stock   372917104   1,725    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   3,905    67,000  SH       sole                 67,000
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp                      Common Stock   401698105     628    14,300  SH       sole                 14,300
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   2,186   165,000  SH       sole                165,000
-----------------------------------------------------------------------------------------------------------------------------------
Ilex Oncology Inc                 Common Stock   451923106   2,443   115,000  SH       sole                115,000
-----------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                      Common Stock   452327109   1,290   183,000  SH       sole                183,000
-----------------------------------------------------------------------------------------------------------------------------------
Ivax Corp                         Common Stock   465823102   2,269    95,000  SH       sole                 95,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     513     9,900  SH       sole                  9,900
-----------------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals Inc        Common Stock   53220K207     881    60,000  SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108   2,215    31,500  SH       sole                 31,500
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106     474     9,751  SH       sole                  9,751
-----------------------------------------------------------------------------------------------------------------------------------
Millenium Pharmaceuticals         Common Stock   599902103   2,676   143,500  SH       sole                143,500
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   3,453   268,500  SH       sole                268,500
-----------------------------------------------------------------------------------------------------------------------------------
Nabi Pharmaceuticals              Common Stock   629519109   1,725   136,000  SH       sole                136,000
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG                       ADR            66987V109   1,606    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals Inc          Common Stock   683399109   1,567    55,500  SH       sole                 55,500
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   1,484    46,000  SH       sole                 46,000
-----------------------------------------------------------------------------------------------------------------------------------
Perkin Elmer Inc                  Common Stock   714046109   2,134   125,000  SH       sole                125,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common Stock   717081103   7,995   226,000  SH       sole                226,000
-----------------------------------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals In      Common Stock   743187106   2,075   110,000  SH       sole                110,000
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs Inc           Common Stock   74369L103   1,790   100,000  SH       sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals         Common Stock   75886F107     838    57,000  SH       sole                 57,000
----------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals Inc         Common Stock   766559603     960    50,000  SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings                    Common Stock   771195104     605     6,000  SH       sole                  6,000
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St Jude Med Inc                   Common Stock   790849103   2,148    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG                       ADR            806585204     204     4,000  SH       sole                  4,000
-----------------------------------------------------------------------------------------------------------------------------------
Seattle Genetics Inc              Common Stock   812578102     215    25,000  SH       sole                 25,000
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Sepracor Inc                      Common Stock   817315104   3,314   138,500  SH       sole                138,500
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   8173179AF     458       820  SH CALLS sole                    645
-----------------------------------------------------------------------------------------------------------------------------------
Sirna Therapeutics Inc            Common Stock   829669100     148    28,500  SH       sole                 28,500
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Spectrum Pharmaceuticals Inc      Common Stock   84763A108   1,417   169,250  SH       sole                169,250
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Thermo Electron Corp              Common Stock   883556102      63    25,000  SH       sole                 25,000
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Tularik Inc                       Common Stock   899165104     967    60,000  SH       sole                 60,000
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Vitalworks Inc                    Common Stock   928483106      88    20,000  SH       sole                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp                       Common Stock   941848103   1,160    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Xoma Ltd                          ORD            G9825R107      66    10,000  SH       sole                 10,000
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


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